TYPE:	13F-HR
PERIOD	09/30/2010
FILER
   CIK	0001164061
   CCC	ivr9dk$n
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      438 5050.0000 SH      Sole                5050.0000
Aon Corp                       COM              037389103      381 9750.0000 SH      Sole                9750.0000
Apple Computer Inc             COM              037833100      244 860.0000 SH       Sole                 860.0000
Cisco Systems Inc Com          COM              17275R102      442 20195.0000 SH     Sole               20195.0000
Dell Inc                       COM              24702R101      403 31100.0000 SH     Sole               31100.0000
Exxon Mobil Corporation        COM              30231G102      237 3830.0000 SH      Sole                3830.0000
H&R Block Inc                  COM              093671105      168 13000.0000 SH     Sole               13000.0000
Johnson & Johnson Com          COM              478160104      370 5970.0000 SH      Sole                5970.0000
Leucadia Natl Corp Com         COM              527288104      814 34450.0000 SH     Sole               34450.0000
Microsoft Corp Com             COM              594918104      537 21944.0000 SH     Sole               21944.0000
Wal Mart Stores Inc Com        COM              931142103      555 10370.0000 SH     Sole               10370.0000
Wells Fargo & Co New Com       COM              949746101      261 10400.0000 SH     Sole               10400.0000
Canadian Natural Resources     COM              136385101      235 6800.0000 SH      Sole                6800.0000
Vanguard Emerging Market ETF   COM              922042858      675 14850.0000 SH     Sole               14850.0000
ProShares UltraShort 20+Y Tr   COM              74347R297      432 13825.0000 SH     Sole               13825.0000
iShares Gold Trust             COM              464285105      186 14550.0000 SH     Sole               14550.0000
iShares Silver Trust           COM              46428Q109      426 19975.0000 SH     Sole               19975.0000